John L. Reizian
Assistant Vice President and Associate General Counsel
Lincoln Life & Annuity Company of New York
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@lfg.com

VIA EDGAR

November 4, 2010

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:         Lincoln Life & Annuity Flexible Premium Variable Life Account M
(the “Separate Account”)
Lincoln Life & Annuity Company of New York (“LLANY”)
File No.: 333-148917; 811-08559; CIK: 0001051629
Post-Effective Amendment No. 9, Form N-6, Rule 485(a)

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  The purpose of this amendment is to reflect a corrected number to the Surrender Charge for a Representative Insured shown in “Table I: Transaction Fees” as mandated by the New York Insurance Department.

Pursuant to Securities Act Release No. 33-6510, we request selective review of this registration statement.  Selective review is appropriate as the only changes to the currently printed prospectus are these calculations.

I am representing LLANY in these matters.  Please contact me at (860) 466-1539, with any questions or comments about this filing.Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel